T. ROWE PRICE CHINA EVOLUTION EQUITY FUND
July 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
GREATER CHINA 94.3%
COMMON STOCKS 94.3%
COMMUNICATION SERVICES 3.7%
Interactive Media & Services 2.0%
JOYY, ADR (USD) (1)	6,679	533
		533
Media 1.7%
Focus Media Information Technology, A Shares (CNH)	505,600	439
		439
Total Communication Services		972
CONSUMER DISCRETIONARY 31.4%
Auto Components 3.0%
Changzhou Xingyu Automotive Lighting Systems, A Shares
(CNH)	13,480	287
Fuyao Glass Industry Group, A Shares (CNH)	146,900	513
		800
Automobiles 2.9%
Guangzhou Automobile Group, H Shares (HKD)	494,000	472
Li Auto, ADR (USD) (1)	18,352	294
		766
Diversified Consumer Services 8.6%
Hope Education Group (HKD)	2,734,000	919
New Oriental Education & Technology Group, ADR (USD) (1)	4,385	615
TAL Education Group, ADR (USD) (1)	9,417	736
		2,270
Hotels, Restaurants & Leisure 2.0%
Galaxy Entertainment Group (HKD)	69,000	471
Huazhu Group, ADR (USD)	1,371	47
		518
Household Durables 6.3%
Haier Electronics Group (HKD)	104,000	361
Jason Furniture Hangzhou, A Shares (CNH)	82,500	676

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CHINA EVOLUTION EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
JS Global Lifestyle (HKD)	620,500	637
		1,674
Internet & Direct Marketing Retail 1.6%
Vipshop Holdings, ADR (USD) (1)	18,830	429
		429
Leisure Products 3.1%
Bafang Electric Suzhou, A Shares (CNH)	36,200	826
		826
Specialty Retail 2.1%
Zhongsheng Group Holdings (HKD)	87,000	538
		538
Textiles, Apparel & Luxury Goods 1.8%
Li Ning (HKD)	146,500	472
		472
Total Consumer Discretionary		8,293
CONSUMER STAPLES 14.6%
Beverages 3.6%
China Resources Beer Holdings (HKD)	40,000	278
Tsingtao Brewery, H Shares (HKD)	76,000	678
		956
Food & Staples Retailing 5.3%
Jiajiayue Group, A Shares (CNH)	143,517	891
Yifeng Pharmacy Chain, A Shares (CNH)	40,240	497
		1,388
Food Products 5.7%
China Feihe (HKD)	253,000	487
Inner Mongolia Yili Industrial Group, A Shares (CNH)	76,700	402
WH Group (HKD)	706,000	628
		1,517
Total Consumer Staples		3,861

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CHINA EVOLUTION EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
HEALTH CARE 12.0%
Biotechnology 2.6%
Hualan Biological Engineering, A Shares (CNH)	73,550	684
		684
Health Care Equipment & Supplies 6.5%
Guangzhou Wondfo Biotech, A Shares (CNH)	15,781	220
Qingdao Haier Biomedical, A Shares (2)	45,400	541
Shandong Weigao Group Medical Polymer, H Shares (HKD)	376,000	958
		1,719
Health Care Providers & Services 0.8%
Hygeia Healthcare Holdings (HKD) (1)	52,336	215
		215
Pharmaceuticals 2.1%
Sino Biopharmaceutical (HKD)	420,500	549
		549
Total Health Care		3,167
INDUSTRIALS & BUSINESS SERVICES 10.2%
Air Freight & Logistics 3.0%
ZTO Express Cayman, ADR (USD)	21,309	789
		789
Commercial Services & Supplies 1.2%
Greentown Service Group (HKD)	232,000	318
		318
Electrical Equipment 4.3%
NARI Technology, A Shares (CNH)	377,505	1,149
		1,149
Machinery 0.3%
Impro Precision Industries (HKD)	268,000	92
		92
Marine 1.2%
SITC International Holdings (HKD)	306,000	307
		307
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CHINA EVOLUTION EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Professional Services 0.2%
Renrui Human Resources Technology Holdings (HKD) (1)	14,700	58
		58
Total Industrials & Business Services		2,713
INFORMATION TECHNOLOGY 9.1%
Communication Equipment 1.6%
Zhongji Innolight, A Shares (CNH)	50,600	429
		429
Electronic Equipment, Instruments & Components 1.3%
Taiwan Union Technology (TWD)	74,000	343
		343
Semiconductors & Semiconductor Equipment 4.7%
MediaTek (TWD)	37,000	883
Silergy (TWD)	6,000	360
		1,243
Technology Hardware, Storage & Peripherals 1.5%
Wiwynn (TWD)	15,000	402
		402
Total Information Technology		2,417
MATERIALS 3.7%
Chemicals 3.7%
Shandong Sinocera Functional Material, A Shares (CNH)	79,900	410
Wanhua Chemical Group, A Shares (CNH)	58,400	564
Total Materials		974
REAL ESTATE 9.6%
Real Estate Management & Development 9.6%
China Resources Land (HKD)	160,000	667
Country Garden Services Holdings (HKD)	311,000	1,876
Total Real Estate		2,543
Total Greater China (Cost $19,590)		24,940

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CHINA EVOLUTION EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 5.9%
MONEY MARKET FUNDS 5.9%
T. Rowe Price Government Reserve Fund, 0.13% (3)(4)	1,548,247	1,548
Total Short-Term Investments (Cost $1,548)		1,548
Total Investments in Securities 100.2%
(Cost $21,138)		$26,488
Other Assets Less Liabilities (0.2)%		(48)
Net Assets 100.0%		$26,440

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	China A shares held through the QFII are subject to certain restrictions.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
CNH	Offshore China Renminbi
HKD	Hong Kong Dollar
TWD	Taiwan Dollar
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CHINA EVOLUTION EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended July 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$6	+

Supplementary Investment Schedule
		Purchase	Sales	Value
Affiliate		Cost	Cost	7/31/20
T. Rowe Price Government
Reserve Fund		¤	¤	$1,548	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $6 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,548.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CHINA EVOLUTION EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price China Evolution Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE CHINA EVOLUTION EQUITY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE CHINA EVOLUTION EQUITY FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$3,443	$ 21,497	—	$ 24,940
Short-Term Investments	1,548	—	—	1,548
Total	$4,991	$ 21,497	—	$ 26,488